Condensed Consolidated Statements Of Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Common Stock [Member] CNY (¥) shares	Common Stock [Member] USD ($) shares	Treasury stock [Member] CNY (¥)	Treasury stock [Member] USD ($)	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Accumulated deficits [Member] CNY (¥)	Accumulated deficits [Member] USD ($)	Equity forward [Member] CNY (¥)	Equity forward [Member] USD ($)	Accumulated other comprehensive (loss) income [Member] CNY (¥)	Accumulated other comprehensive (loss) income [Member] USD ($)
Beginning balance at Dec. 31, 2020	¥ 2,421,004		¥ 137				¥ 4,006,616		¥ (1,418,160)				¥ (167,589)
Beginning balance, (in shares) at Dec. 31, 2020 | shares			104,781,929	104,781,929
Net loss	(375,076)								(375,076)
Other comprehensive income	(20,900)												(20,900)
Issuance of restricted shares (note 14) | shares			2,424	2,424
Refund for prepaid subscription for forfeited restricted shares	(1,629)						(1,629)
Refund for prepaid subscription for forfeited restricted shares (in shares) | shares			(16,233)	(16,233)
Adoption of ASC 326	(13,856)								(13,856)
Purchase of treasury stock	(4,270)				¥ (4,270)
Purchase of treasury stock (in shares) | shares			(61,026)	(61,026)
Exercise of options (note 11) (in shares) | shares			85,903	85,903
Share-based compensation (note 11)	168,167						168,167
Ending balance, (in shares) at Jun. 30, 2021 | shares			104,792,997	104,792,997
Ending balance at Jun. 30, 2021	2,173,440		¥ 137		(4,270)		4,173,154		(1,807,092)				(188,489)
Beginning balance at Dec. 31, 2021	1,845,311		¥ 137				4,280,956		(2,228,713)				(207,069)
Beginning balance, (in shares) at Dec. 31, 2021 | shares			105,108,849	105,108,849
Net loss	(523,525)	$ (78,163)							(523,525)
Other comprehensive income	26,650												26,650
Refund of consideration for Employee Share Incentive Program	(3,385)						(3,385)
Refund of consideration for Employee Share Incentive Program, (in shares) | shares			(73,489)	(73,489)
Purchase of treasury stock	(3,258)				(3,258)
Equity forward contract (note 10)	(66,850)										¥ (66,850)
Exercise of options (note 11)					3,258		(3,258)
Exercise of options (note 11) (in shares) | shares			405,661	405,661
Share-based compensation (note 11)	157,290						157,290
Ending balance, (in shares) at Jun. 30, 2022 | shares			105,441,021	105,441,021
Ending balance at Jun. 30, 2022	¥ 1,432,233	$ 213,828	¥ 137	$ 21	¥ 0	$ 0	¥ 4,431,603	$ 661,621	¥ (2,752,238)	$ (410,898)	¥ (66,850)	$ (9,980)	¥ (180,419)	$ (26,936)